                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    9/30/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
                                   St. Paul, MN        5/13/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0
                                                           --------------------

Form 13F Information Table Entry Total:                                     108
                                                           --------------------

Form 13F Information Table Value Total:                   $             820,328
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-99

Item 1                            Item 2      Item 3     Item 4         Item 5                  Item 6    Item 7      Item 8
                                  Title of               Market
Name of Issuer                    Class       CUSIP      Value          Shares        SH/PRN    Invstmt   Managers    Voting
                                                                                                Discr                 Authority
COMMON STOCK                                                                                                          SOLE
Abbott Laboratories               COM         002824100       1,113,466        30,350 SHR       SOLE                        30,350
ADC Telecom                       COM         000886101      32,765,769       781,300 SHR       SOLE                       781,300
Aegon NV                          COM         007924103         400,495         4,630 SHR       SOLE                         4,630
Allstate Corp                     COM         020002101         363,489        14,576 SHR       SOLE                        14,576
Am Home Products                  COM         026609107       1,079,000        26,000 SHR       SOLE                        26,000
American Express                  COM         025816109       1,410,615        10,449 SHR       SOLE                        10,449
American Greetings                COM         026375105       1,785,762        69,350 SHR       SOLE                        69,350
Amgen                             COM         031162100         440,100         5,400 SHR       SOLE                         5,400
Archer-Daniels                    COM         039483102         243,730        20,101 SHR       SOLE                        20,101
AT & T                            COM         001957109         855,640        19,670 SHR       SOLE                        19,670
Automatic Data Proc               COM         053015103         358,339         8,030 SHR       SOLE                         8,030
Bank of America Corp              COM         060505104         445,500         8,000 SHR       SOLE                         8,000
Bankamerica Corp                  COM         066050105       1,622,841        29,142 SHR       SOLE                        29,142
Baxter International              COM         071813109      20,824,207       345,630 SHR       SOLE                       345,630
Bemis                             COM         081437105      16,895,156       498,750 SHR       SOLE                       498,750
Bestfoods                         COM         08658U101         203,574         4,192 SHR       SOLE                         4,192
BMC Industries                    COM         055607105      14,034,711     1,139,875 SHR       SOLE                     1,139,875
BP Amoco PLC ADR                  COM         055622104       4,412,494        39,819 SHR       SOLE                        39,819
Briggs & Stratton                 COM         109043109         350,250         6,000 SHR       SOLE                         6,000
Bristol-Myers Squibb              COM         110122108       5,412,150        80,180 SHR       SOLE                        80,180
Burlington Northern               COM         12189T104      13,474,725       489,990 SHR       SOLE                       489,990
Burlington Resources              COM         122014103       1,795,862        48,867 SHR       SOLE                        48,867
Capital Title Group Inc           COM         140919101         700,000       320,000 SHR       SOLE                       320,000
Cardinal Health                   COM         14149Y108         484,777         8,895 SHR       SOLE                         8,895
Ceridian                          COM         15677T106      12,820,575       515,400 SHR       SOLE                       515,400
Chevron                           COM         166751107         893,979        10,073 SHR       SOLE                        10,073
Cisco                             COM         17275R102         517,647         7,550 SHR       SOLE                         7,550



                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-99

Item 1                            Item 2      Item 3     Item 4         Item 5                  Item 6    Item 7      Item 8
                                  Title of               Market
Name of Issuer                    Class       CUSIP      Value          Shares        SH/PRN    Invstmt   Managers    Voting
Community First Bankshares        COM         203902101         421,875        25,000 SHR       SOLE                        25,000
Corning                           COM         219350105       6,591,462        96,138 SHR       SOLE                        96,138
Covance Inc.                      COM         222816100         730,680        75,425 SHR       SOLE                        75,425
Dayton Hudson                     COM         239753106      29,185,570       485,920 SHR       SOLE                       485,920
Delta Air Lines                   COM         247361108       1,062,926        21,916 SHR       SOLE                        21,916
Deluxe Corp                       COM         248019101      18,775,582       552,223 SHR       SOLE                       552,223
Donaldson                         COM         257651109      17,097,164       737,344 SHR       SOLE                       737,344
Dupont                            COM         263534109         347,512         5,744 SHR       SOLE                         5,744
Eastman Kodak                     COM         277461109         311,046         4,113 SHR       SOLE                         4,113
Ecolab Inc                        COM         278865100      19,932,003       584,088 SHR       SOLE                       584,088
Emerson Electric                  COM         291011104      28,589,311       452,452 SHR       SOLE                       452,452
Enron Corp                        COM         293561106         806,467        19,640 SHR       SOLE                        19,640
Exxon Corp                        COM         302290101       1,985,424        26,124 SHR       SOLE                        26,124
Firstar                           COM         33761C103       2,268,325        88,520 SHR       SOLE                        88,520
Firstar Corporation               COM         33763V109         584,250        22,800 SHR       SOLE                        22,800
G & K Services Cl A               COM         361268105       2,191,050        54,100 SHR       SOLE                        54,100
General Binding                   COM         369154109         202,500        10,000 SHR       SOLE                        10,000
General Electric                  COM         369604103       1,502,898        12,676 SHR       SOLE                        12,676
General Mills                     COM         370334104      22,990,243       283,393 SHR       SOLE                       283,393
Genuine Parts                     COM         372460105         371,875        14,000 SHR       SOLE                        14,000
Gillette Company                  COM         375766102         291,862         8,600 SHR       SOLE                         8,600
Graco Inc                         COM         384109104      28,132,387       857,368 SHR       SOLE                       857,368
GTE Corp                          COM         362320103       3,228,416        41,996 SHR       SOLE                        41,996
HB Fuller                         COM         359694106      19,171,364       314,930 SHR       SOLE                       314,930
Hershey                           COM         427866108         620,279        12,740 SHR       SOLE                        12,740
Hewlett-Packard                   COM         428236103         417,450         4,600 SHR       SOLE                         4,600
Home Depot                        COM         437076102         322,537         4,700 SHR       SOLE                         4,700
Honeywell Inc                     COM         438506107      28,050,750       252,000 SHR       SOLE                       252,000
Hormel                            COM         440452100      26,045,466       630,450 SHR       SOLE                       630,450
IBM                               COM         459200101       3,960,814        32,734 SHR       SOLE                        32,734


                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-99

Item 1                            Item 2      Item 3     Item 4         Item 5                  Item 6    Item 7      Item 8
                                  Title of               Market
Name of Issuer                    Class       CUSIP      Value          Shares        SH/PRN    Invstmt   Managers    Voting
Imation                           COM         45245A107         289,819         9,349 SHR       SOLE                         9,349
Ingersoll Rand                    COM         456866102         553,495        10,075 SHR       SOLE                        10,075
Intel                             COM         458140100       3,498,038        47,072 SHR       SOLE                        47,072
Intl Flavors/Fragr                COM         459506101         241,500         7,000 SHR       SOLE                         7,000
J.P. Morgan                       COM         616880100       1,045,387         9,150 SHR       SOLE                         9,150
Jefferson-Pilot                   COM         475070108         319,855         5,062 SHR       SOLE                         5,062
Johnson & Johnson                 COM         478160104      27,388,948       298,111 SHR       SOLE                       298,111
Jostens Inc                       COM         481088102       6,420,741       335,725 SHR       SOLE                       335,725
Kimberly-Clark                    COM         494368103       3,122,800        59,200 SHR       SOLE                        59,200
Lucent Tech                       COM         549463107         323,077         4,980 SHR       SOLE                         4,980
Medtronic Inc                     COM         585055106      32,625,749       917,420 SHR       SOLE                       917,420
Merck & Co                        COM         589331107       2,029,409        31,312 SHR       SOLE                        31,312
Merrill Corp                      COM         590175105      25,537,944     1,280,900 SHR       SOLE                     1,280,900
Merrill Lynch                     COM         590188108       1,107,308        16,435 SHR       SOLE                        16,435
MicroEar                          COM                             5,000        50,000 SHR       SOLE                        50,000
Microsoft                         COM         594918104         344,862         3,808 SHR       SOLE                         3,808
Minnesota Mining                  COM         604059105      31,500,335       327,915 SHR       SOLE                       327,915
Mobil Corp                        COM         607059102       1,541,475        15,300 SHR       SOLE                        15,300
Monsanto                          COM         611662107         218,407         6,120 SHR       SOLE                         6,120
Motorola                          COM         620076109       1,280,400        14,550 SHR       SOLE                        14,550
MTS Systems                       COM         553777103      17,772,375     1,713,000 SHR       SOLE                     1,713,000
Murphy Oil                        COM         626717102         335,187         6,200 SHR       SOLE                         6,200
Natl Computer Sys                 COM         635519101      28,532,351       744,120 SHR       SOLE                       744,120
Newell Rubbermaid                 COM         651192106         665,506        23,300 SHR       SOLE                        23,300
Nokia                             COM         654902204         323,550         3,600 SHR       SOLE                         3,600
Northern States Pwr               COM         665772109         208,294         9,660 SHR       SOLE                         9,660
Osmonics                          COM         688350107         137,312        13,000 SHR       SOLE                        13,000
Pacific Centy Finl Corp.          COM         694058108       1,124,062        55,000 SHR       SOLE                        55,000
Patterson Dental                  COM         703412106       2,022,150        40,800 SHR       SOLE                        40,800
Pentair Inc                       COM         709631105       1,540,800        38,400 SHR       SOLE                        38,400


                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-99

Item 1                            Item 2      Item 3     Item 4         Item 5                  Item 6    Item 7      Item 8
                                  Title of               Market
Name of Issuer                    Class       CUSIP      Value          Shares        SH/PRN    Invstmt   Managers    Voting
Pfizer Inc                        COM         717081103      28,527,441       795,190 SHR       SOLE                       795,190
Procter & Gamble                  COM         742718109         834,375         8,900 SHR       SOLE                         8,900
Providian Financial               COM         74406A102         412,250         5,206 SHR       SOLE                         5,206
ReliaStar                         COM         75952U103      16,152,850       485,800 SHR       SOLE                       485,800
Royal Dutch Petrol                COM         780257804       1,517,906        25,700 SHR       SOLE                        25,700
Schlumberger Ltd                  COM         806857108       4,039,096        64,820 SHR       SOLE                        64,820
Sigma Aldrich                     COM         826552101         701,675        22,100 SHR       SOLE                        22,100
Silicon Graphics                  COM         827056102         803,906        73,500 SHR       SOLE                        73,500
St. Jude Medical                  COM         790849103      16,216,987       514,825 SHR       SOLE                       514,825
St. Paul Cos                      COM         792860108      17,912,565       651,366 SHR       SOLE                       651,366
Sturm Ruger                       COM         864159108         288,000        32,000 SHR       SOLE                        32,000
Super Valu                        COM         868536103      16,156,369       732,300 SHR       SOLE                       732,300
TCF Financial                     COM         872275102      21,402,624       749,326 SHR       SOLE                       749,326
Toro                              COM         891092108      16,340,649       437,208 SHR       SOLE                       437,208
TSI Inc                           COM         872876107      14,479,655     1,179,005 SHR       SOLE                     1,179,005
United Healthcare                 COM         910581107         301,862         6,200 SHR       SOLE                         6,200
US Bancorp                        COM         902973106      23,574,204       780,926 SHR       SOLE                       780,926
US West Inc New                   COM         91273H101         922,644        16,169 SHR       SOLE                        16,169
Valspar                           COM         920355104       6,135,444       187,700 SHR       SOLE                       187,700
Wells Fargo & Co                  COM         669380107      35,798,533       903,433 SHR       SOLE                       903,433
Weyerhaeuser                      COM         962166104       3,434,450        59,600 SHR       SOLE                        59,600

COMMON STOCK SUBTOTAL                                       819,903,962    24,101,791                                   24,101,791

PREFERRED STOCK

Barclays Pfd. E                               06738C83          423,937        17,000 SHR       SOLE                        17,000


PREFERRED STOCK SUBTOTAL                                        423,937        17,000                                       17,000


                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-99

Item 1                            Item 2      Item 3     Item 4         Item 5                  Item 6    Item 7      Item 8
                                  Title of               Market
Name of Issuer                    Class       CUSIP      Value          Shares        SH/PRN    Invstmt   Managers    Voting
GRAND TOTALS                                                820,327,899    24,118,791                                   24,118,791